Exhibit 99.2 Schedule 4

Scienna ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
2NYKVYQY2HP	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Homeownership Counselling Disclosure is missing. - EV R COMMENT: Homeownership Counseling disclosure is missing in the loan package. Resolved 10/XX/2022 : Received Homeownership Counseling Disclosure and updated, hence condition cleared. *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide condo questionnaire as it is missing in the loan file. Resolve: Condo questionnaire received 10/21			used #4 comparable to support the opinion value of appraiser		High Rise Condo (>=9 Stories)	09/XX/2022	74.068%	74.068%	Primary	Refinance	754	6	XX	28	$16,525.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.781%		Alternative	QC Complete	10/XX/2022
UBUTQLCDRTC	XX		XX	Michigan	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan amount exceeds guideline maximum - EV W COMMENT: As per guideline, "SmartSelf (07.07.2022 v22.3) R-JV-DTC.pdf" minimum loan amount required is $100,000, however loan file does not meet guide requirement (Loan amount $XX). Exception approval form available in the loan file, stated that "Loan amount of $XX on investment property inherited. paying off existing mortgage not in borrowers' name."	All credit requirement are acceptable. A long-term self-employed borrower underwriter response: SLE approved - no min/max parameters.	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	46.448%	46.448%	Investor	Refinance	695		XX	24.33	$9,900.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.086%		Alternative	QC Complete	11/XX/2022
01OBEDHWGXE	XX	XX	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   Loan originator sign is missing on final 1003.

Resolved: LO signature page is received-10/19

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z, While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.469% Allowed 7.450% Over by +1.019%.

*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   Affiliated Business Form is missing in the loan package.

															Resolved 10/XX/2022 : Received LOE from client stating "XX does not have any affiliated business relationships" hence condition cleared.			used #3 comparable to support the opinion value of the appraiser		PUD	09/XX/2022	80.000%	80.000%	Primary	Purchase	774		XX	3.83	$34,888.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.351%	Yes	Alternative	QC Complete	11/XX/2022
DJAEWYZNCGW	XX	XX	Washington	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 9.552% Allowed 8.290% Over by +1.262%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 4 Comparable		Single Family	10/XX/2022	90.000%	90.000%	Primary	Purchase	740		XX	15.66	$23,599.19	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.545%	No	Alternative	QC Complete	11/XX/2022
4TMD2PK4A40	XX	XX	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:  Charged 7.942%  Allowed 7.590%  Over by +0.352%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test Fail: Charged 7.942%  Allowed 7.590%  Over by +0.352%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation MA 209 CMR 32.35.

*** (CURED) Comment history is incomplete - EV R
COMMENT:   Borrower details and property address are missing on the Verification of rent (VOR).

															Resolved: Verification of rent document received on 12/1.			used #6 comparable to support the opinion value of appraiser		Single Family	10/XX/2022	79.167%	79.167%	Primary	Purchase	744		XX	3	$18,903.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.208%	Yes	Alternative	QC Complete	12/XX/2022
UE5X0SQJCNS	XX		XX	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Title policy missing - EV R COMMENT: As per loan package Amount of Insurance (Mortgagee) Missing.Hence we need updated Title Insurance policy. Resolved: Title supplement report received - 11/14			7 Comparables		3 Family	10/XX/2022	57.405%	57.405%	Investor	Purchase	791		XX	23	$7,093.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.631%	No	Full Documentation	QC Complete	11/XX/2022
FILQT121FGR	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						used #4 comparable to support the opinion value of appraiser and we have 1004D cert also in file . Disaster inspection report is also present in file.		Single Family	10/XX/2022	80.000%	80.000%	Investor	Purchase	775					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
ZT4FQJE0FSM	XX		XX	South Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 3 Comparable		Low Rise Condo (1-4 Stories)	11/XX/2022	74.992%	74.992%	Investor	Purchase	715					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
55GXDL405EO	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Missing Homeownership Counseling document in the loan package.

Resolved 11/XX/2022 : Received Homeownership Counseling Disclosure and updated, hence condition cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 7.736% Allowed 7.590% Over by +0.146%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged 7.736% Allowed 7.590% Over by +0.146%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Missing Home Loan Toolkit in the loan package.

															Resolved 11/XX/2022 : Received Home Loan Toolkit and updated, hence condition cleared.			The Appraisal Has Been Marked S/T repairs cert On 9/XX/2022 With The Value $XX, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	80.000%	80.000%	Primary	Purchase	804		XX	4.41	$12,570.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.166%	No	Alternative	QC Complete	12/XX/2022
IO2YV5HWYWB	XX	XX	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.794% Allowed 8.590% Over by +0.204%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 4 Comparable		Single Family	11/XX/2022	85.000%	85.000%	Primary	Purchase	791		XX	28	$103,277.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.310%	No	Alternative	QC Complete	11/XX/2022
0NIMG2KY2KR	XX		XX	Wisconsin	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 10/XX/2022 With The Value $XX, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		PUD	10/XX/2022	43.169%	43.169%	Primary	Purchase	757		XX	6	$10,154.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.362%	No	Alternative	QC Complete	11/XX/2022
02PKX4ZJY5C	XX	XX	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test Fail : Charged 9.265% Allowed 7.880% Over by +1.385%.			Appraisal provided with 5 comparable		PUD	10/XX/2022	80.000%	80.000%	Primary	Purchase	726		XX	2.58	$17,102.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.359%	Yes	Alternative	QC Complete	11/XX/2022
PJKSTIFCA51	XX		XX	Wisconsin	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 6 comparable		Single Family	10/XX/2022	42.975%	42.975%	Secondary	Purchase	802		XX	6	$5,081.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.957%	No	Alternative	QC Complete	11/XX/2022
XQYHZWFAL4W	XX		XX	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						used #4 comparable to support the opinion value of appraiser		PUD	11/XX/2022	64.912%	64.912%	Primary	Purchase	734		XX	11.5	$25,297.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.355%	No	Alternative	QC Complete	11/XX/2022
33XNURYZQSX	XX	XX	Missouri	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 8.220%  Allowed 6.870%  over by +1.350%

Resolved: HPML loans are allowed per originator's guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35 (b) ,(c) and (d).

*** (CURED) State Prohibited Fees Test Fail - EV R
COMMENT:   This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type. Below are the fees.

Appraisal Review Fee CDA 1 : $140.00
Points - Loan Discount Fee: $4,337.04

Not Resolved 10/XX/2022 : Received revised LE dated 07/XX/2022 and COC document instead of LOE or cure amount of $4,477.04, issue remains same.

															Resolved 10/XX/2022 : Received Compliance Ease report with Prohibited fee exempt and updated, hence condition cleared.			Verified Through 4 Comparable		Low Rise Condo (1-4 Stories)	07/XX/2022	75.000%	75.000%	Primary	Cash Out	703	7	XX	40	$18,003.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$76,652.96	37.271%		Alternative	QC Complete	11/XX/2022
5O4GP5CNOVS	XX		XX	New Hampshire	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Final 1003. Resolved : 1003 Received with LO sign - 10/07			Appraisal provided with 8 comparable		2 Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	717					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
3UZE12DNJPB	XX		XX	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: Final 1003 LO signature is missing.			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	785					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
T4LBDBX5ULO	XX		XX	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Final 1003. Resolved: Final 1003 received with LO signature - 9/27			The Appraisal Has Been Marked As Is On 7/XX/2022 With The Value $XX, The Appraiser Has Provided 8 Comparable To Support The Opinion Of The Value		Single Family	08/XX/2022	60.000%	60.000%	Investor	Cash Out	799					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$184,824.89			Alternative	QC Complete	09/XX/2022
4SG4BVANK3M	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Homeownership Counseling document is missing in the loan package.

Resolved 10/XX/2022 : Received Homeownership Counseling disclosure and updated, hence condition cleared.

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged  9.243%  Allowed 7.590%  Over by +1.653%

*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   Affiliated Business Form is Missing in the loan package.

Not Resolved : Received NMLS consumer access document instead of Affiliated Business Form, issue remains same.

Resolved 11/XX/2022 : Received LOE from client stating "We do not have any business affiliation so there is no affiliated business disclosure to provide" hence condition cleared.

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Home Loan Toolkit is missing in the loan package.

															Resolved 10/XX/2022 : Received Home Loan Toolkit and updated, hence condition cleared.			5 Comparable.		PUD	09/XX/2022	85.000%	85.000%	Primary	Purchase	691		XX	21	$2,661.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.961%	Yes	Alternative	QC Complete	11/XX/2022
BAO0TGZJ03E	XX		XX	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through Comparable are 6 1004D to verify that occupancy has vacated the unit and FEMA status.		Mid Rise Condo (5-8 Stories)	10/XX/2022	80.000%	80.000%	Secondary	Purchase	692		XX	20	$17,133.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.453%	No	Alternative	QC Complete	11/XX/2022
MCUSS2I5BJG	XX	XX	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO signature is missing in Final 1003.

Resolved: Final 1003 received with LO signature - 9/27

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.745% Allowed 8.080% Over by +0.665%.

Resolved: HPML loans are allowed per originator's guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35 (b) ,(c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test Fail: Charged 8.745% Allowed 7.080% Over by +1.665%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation (Maryland COMAR 09.03.06.02B(13), COMAR 09.03.09.02 (6)).			The Appraisal Has Been Marked ST/ repairs On 7/XX/2022 With The Value $XX, The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value. 1004 D -pg#486		PUD	08/XX/2022	80.000%	80.000%	Primary	Purchase	698		XX	29.42	$29,886.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.356%	Yes	Full Documentation	QC Complete	11/XX/2022
SSIK1SBJ0VH	XX	XX	Michigan	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Homeownership Counseling Disclosure is missing in the loan package.

Resolved 10/XX/2022 : Received Homeownership Counseling Disclosure and updated, hence condition cleared.

*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   Affiliated Business Form is Missing in the loan package.

Resolved 10/XX/2022 : Received Affiliated Business Disclosure and updated, hence condition cleared.

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Home Loan Toolkit is missing in the loan package.

															Resolved 10/XX/2022 : Received Home Loan Toolkit and updated, hence condition cleared.			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX, The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	80.000%	80.000%	Secondary	Purchase	725		XX	23.83	$96,189.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		6.937%	No	Alternative	QC Complete	10/XX/2022
OO5RYLUCJAW	XX		XX	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No						Appraised value is $ $XX dated 7/XX/2022 ,verified 3 comparable .		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	733		XX	9	$36,940.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.756%	No	Full Documentation	QC Complete	09/XX/2022
C0O3UXBO5RD	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Homeownership Counseling document is missing in the loan package

Resolved: Homeownership Counseling document received - 10/12

*** (CURED) Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   Affiliated Business Form is Missing in the loan package.

Resolved: As per client affiliated business disclosure not required because they do not have any affiliated relationships. It is not necessary - 10/12

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Home Loan Toolkit is missing in the loan package

															Resolved: Home Loan Toolkit received - 10/12			Verified through # 4 Comparable		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	756		XX	32	$397,388.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		4.576%	No	Alternative	QC Complete	11/XX/2022
A4TKVJA1QAJ	XX		XX	Arizona	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO Sign missing on final 1003 document. Resolved: Final 1003 received with LO signature - 9/27			Verified Through 6 Comparable		Single Family	08/XX/2022	52.857%	52.857%	Investor	Purchase	798					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
VKQPSOLSNHK	XX	XX	Ohio	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 9.614% Allowed 6.700% Over by +2.914%

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide an updated copy of exception approval with the approval date reflecting on it. Approval form provided in file reflect just the approver name.

															Resolved: Received Exception approval and email confirmation with date. - 11/4	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Loan files does not meet guide requirement. As per guidelines "SmartSelf (04.29.2022 v22.2) R-JV-DTC.pdf" Minimum loan amount $100,000.00 required. However, Subject loan amount is $XX. We have exception approval in loan file with compensating factor.	Reserves - Reserves required 3 months as per lender guideline and present additional 35 months. Residual Income - Residual Income is $4,224.46	Appraisal provided with 6 comparable		Single Family	10/XX/2022	85.000%	85.000%	Primary	Purchase	719		XX	2.25	$5,916.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		40.476%	No	Alternative	QC Complete	11/XX/2022
USJESQUKKSH	XX	XX	Missouri	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 8.074% Allowed 7.590% Over by +0.484%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) State Prohibited Fees Test Fail - EV R
COMMENT:   This loan failed the first lien prohibited fees test due to the loan has fees that are prohibited for this license type.

Points - Loan Discount Fee paid by Borrower: $1,522.00
Processing Fee paid by Borrower: $149.00
Underwriting Fee paid by Borrower: $895.00

															Resolved 10/XX/2022 : Received Compliance Ease report with prohibited fee exempt and updated, hence condition cleared.			Appraisal Supports 3 Comparable.		Single Family	09/XX/2022	66.667%	66.667%	Primary	Purchase	732		XX	22.33	$4,650.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.524%	No	Alternative	QC Complete	11/XX/2022
3KSXHNBMCTZ	XX	XX	Louisiana	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test Fail: Charged 7.417% Allowed 6.700% Over by +0.717%.			The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX, The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	80.000%	80.000%	Primary	Purchase	783		XX	6.92	$39,531.06	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.506%	No	Alternative	QC Complete	11/XX/2022
N52U0PD4XKA	XX		XX	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Provided with 5 comparable		PUD	09/XX/2022	75.000%	75.000%	Investor	Purchase	776		XX	10	$37,500.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.229%	No	Full Documentation	QC Complete	10/XX/2022
WHFIGZPYFQF	XX	XX	Connecticut	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.627% Allowed 7.230% Over by +1.397%

*** (CURED) State/Local Predatory APR Test Fail - EV R
COMMENT:   This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. For more information please see the Connecticut Nonprime Home Loan Article section of the full ComplianceAnalyzer report. While the Connecticut Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.

															CT Average Prime Offer Rate APR Threshold: Loan Data 8.627% Comparison Data 7.230% Variance +1.397%.			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Low Rise Condo (1-4 Stories)	09/XX/2022	80.000%	80.000%	Primary	Purchase	798		XX	25	$6,823.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.530%	No	Alternative	QC Complete	11/XX/2022
0YQ0FROM4CM	XX		XX	Michigan	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Final 1003. Resolved: Final 1003 received - 10/18 *** (CURED) Note is missing or unexecuted - EV R COMMENT: Provide a copy of Note document as it is missing in loan file. Resolved: Note document received - 10/21			Verified Through 3 Comparable		Low Rise Condo (1-4 Stories)	10/XX/2022	75.000%	75.000%	Investor	Purchase	775		XX	7.66	$28,829.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.969%	No	Full Documentation	QC Complete	10/XX/2022
ZVI21DQHERC	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: Loan Originator signature is missing on the Final 1003. Resolved: Final 1003 received - 10/19 *** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO signature is missing on Initial 1003. Resolved: Initial 1003 Received - 10/18			used #6 comparable to support the opinion value of appraiser		PUD	10/XX/2022	35.883%	35.883%	Primary	Purchase	770		XX	16	$22,050.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.543%	No	Alternative	QC Complete	11/XX/2022
1WEOMM133OE	XX	XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   As per note Rate of interest is 8% and P&I 2847.01, Loan Score card avaliable in the package dated on 09/XX/2022 reflecting interest rate of 8.375% and P&I 2949.08. Needed updated loan scorecard with correct interest rate and P&I.

Resolved: Loan score card received - 9/26

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Condo questionnaire is missing for the subject property in the  package .

Not Resolved: Condo questionnaire not received - 9/26

															Resolved: Received LOX stating that LTV is 57% which makes the loan eligible for limited project review.- 9/30			used#5 comparable to support the opinion value of appraiser		High Rise Condo (>=9 Stories)	09/XX/2022	57.059%	57.059%	Investor	Purchase	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
UOBJYNI4DRO	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO Signature is missing on Final 1003 Resolved:Final 1003 received - 11/29 *** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO Signature is missing on initial 1003. Resolved: Initial 1003 received - 11/25			used #6 comparable to support the opinion value of appraiser		Single Family	11/XX/2022	53.704%	53.704%	Primary	Purchase	700		XX	2.41	$8,704.89	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.516%	No	Alternative	QC Complete	11/XX/2022
MIKW24DYXUT	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: Provide signed copy of final 1003 as LO signature is missing on Final 1003 Resolved: Final 1003 received - 10/13 *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Provide a copy of Hazard insurance policy as it is missing in loan file. Resolved: Hazard Insurance policy received -10/11			Verified Through 6 Comparable		Single Family	09/XX/2022	37.917%	37.917%	Primary	Refinance	746	2	XX	8.66	$7,852.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.322%		Alternative	QC Complete	10/XX/2022
YHBXY5JK1NE	XX	XX	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO signature is missing in initial 1003.

Resolved: Final 1003 received - 10/13

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test Fail: Charged 8.123% Allowed 7.590% Over By +0.533%.			The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX. The Appraiser Has Provided 6 Comparable to support the Opinion Of The Value.		Single Family	09/XX/2022	50.000%	50.000%	Primary	Refinance	681	3	XX	14.58	$9,054.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.084%		Alternative	QC Complete	11/XX/2022
UGO3DAPUOVP	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: Loan originator sign missing on the Initial & final 1003 application Resolved: Initial & Final 1003 received - 10/21			used #6 comparable to support the opinion value of Appraisal		2 Family	10/XX/2022	72.963%	72.963%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
5ZZLNAKKDTJ	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Final 1003. Resolved: Final 1003 received - 10/21 *** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO signature is missing on Initial 1003. Resolved: Initial 1003 received - 10/18			The Appraisal Has Been Marked As-Is On 6/XX/2022 With The Value XX The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		2 Family	10/XX/2022	57.097%	57.097%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	11/XX/2022
B51EM1PV2JX	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Initial & Final 1003. Resolved: Initial & Final 1003 received - 10/21			Verified Through 5 Comparable		2 Family	10/XX/2022	74.444%	74.444%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
YKYZAR430V5	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Initial & Final 1003. Resolved: Initial & Final 1003 received- 10/21			The Appraisal Has Been Marked As-Is On 6/XX/2022 With The Value $XX The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		2 Family	10/XX/2022	64.314%	64.314%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
DMZO43GIGBG	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on initial and final 1003 application. Resolved: Initial & Final 1003 received - 10/21 *** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title commitment in the file shows the coverage amount $217,000, which is below the loan amount of $XX. Missing evidence of the final title policy to verify sufficient coverage. Resolved: Title supplement received - 10/24			Comparable are 6		2 Family	10/XX/2022	67.692%	67.692%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
H2DYYBQRFWW	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on Initial & Final 1003. Resolved: Initial & Final 1003 received - 10/21			6 Comparable are provided to support the opinion of their value		2 Family	10/XX/2022	65.000%	65.000%	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
FEEEJH55KB0	XX	XX	Ohio	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO sign missing in Initial and Final 1003 Application.

Resolved: Final 1003 received with LO signature - 9/29

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail:Charged: 8.206% Allowed: 7.590% Over by:+0.616%

*** (CURED) Hazard Insurance - EV R
COMMENT:   Dwelling coverage ($246,551) reflecting on the hazard insurance policy is not sufficient to cover the loan amount ($XX); however, replacement cost estimator is not present in loan file.

Provide Hazard Insurance dwelling that covers the loan amount.

RCE received and Reconstruction cost is $246,346.00, Dwelling amount is sufficient to cover RCE .

															Resolved: RCE received - 9/29	*** (WAIVED) Misrepresentation of Employment - EV W COMMENT: Credit Score - Credit Score 750 vs 740 Mortgage History - Good Prior Mortgage Payment history from 2013-2021 Income - Borrower is a realtor and income increased after changing brokerage Resolved: Exception approval received - 9/29	Credit Score - Credit Score 750 vs 740 Mortgage History - Good Prior Mortgage Payment history from 2013-2021 Income - Borrower is a realtor and income increased after changing brokerage	Verified through 3 Comparable		Single Family	09/XX/2022	87.097%	87.097%	Primary	Purchase	750		XX	1.91	$6,348.60	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.965%	No	Full Documentation	QC Complete	11/XX/2022
LV0LCLMIPAK	XX	XX	New York	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.541% Allowed 8.500% Over by +0.041%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score received - 11/29			Verified Through 9 Comparable		Single Family	11/XX/2022	75.000%	75.000%	Primary	Purchase	775		XX	35	$16,458.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage		31.252%	Yes	Alternative	QC Complete	11/XX/2022
RWS14FFINBB	XX		XX	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide a loan scorecard with status as "Pass" as it is missing in the loan file. Resolved 11/XX/2022 - Received loan scorecard with status as "Pass" hence condition was cleared			Verified through 5 comparable		Single Family	10/XX/2022	46.032%	46.032%	Primary	Refinance	801	20	XX	10	$10,177.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.806%		Alternative	QC Complete	11/XX/2022
OVWIDUL124F	XX	XX	Florida	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.843% Allowed 8.530% Over by +0.313%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score received - 11/29	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in the loan except with SLE approved no min/max parameters as long as it meets program guidelines, loan except with Use of a panel appraiser.	Appraisal - Appraisal is approved by CRT. Additional Appraisal - CDA reflects no additional review needed and value within 10%. Comparable - Comparables are well bracketed.	9 Comparable		PUD	11/XX/2022	80.000%	80.000%	Primary	Purchase	700		XX	5	$12,042.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.473%	No	Alternative	QC Complete	11/XX/2022
A2CI5GUAGB0	XX		XX	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Provide any government ID proof of borrower Driving License is illegible. Resolved: Driver's Licenses received - 10/6 *** (CURED) Missing Required Disclosures - EV R COMMENT: As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the package. Resolved: Loan Score card received - 10/6			Comparable are 6		Single Family	09/XX/2022	80.000%	80.000%	Investor	Purchase	695					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
WTZIBDQICUH	XX		XX	Florida	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: As per lender guideline, Loans must be submitted to Loan Scorecard, However the Loan Scorecard document is Missing in the package. Resolved: Loan score card received - 10/27	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception is to waive tax returns transcripts as XX received rejection due to limitation and borrower is not able to retrieve.	Tax Returns - Tax returns provided for 2020 & 2021. Income - Income used is SSI benefits, lifetime pension and mandatory IRA distribution.	Verified Through 6 Comparable		Mid Rise Condo (5-8 Stories)	10/XX/2022	80.000%	80.000%	Primary	Purchase	805				$8,443.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs		39.786%	No	Full Documentation	QC Complete	10/XX/2022
3HXKNZM52G4	XX	XX	South Carolina	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Property type is PUD detached. As per Deed of trust, PUD rider is present in the package, However Appraisal report reflecting form type as Form1073(Condominium). Provide accurate appraisal report and form type for this.

Resolved: Received LOX stating that The CDA supports the value and we do not need the form changed as this is a PUD based on title in a complex that includes condos as well. - 9/20

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail :  Charged 7.533% Allowed 6.780%  Over by +0.753%.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Dwelling coverage ($100,000.00) reflecting on the hazard insurance policy is not sufficient to cover the loan amount ($XX). Property is a detached condominium and master insurance policy for the condominium is missing. Provide Master Condo Policy or verification of sufficient insurance coverage.

Resolved: Received LOX stating that Master policy received with coverage of $128,000 - 10/12

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan scorecard missing in the package, Provide most recent Loan scorecard for borrower Sherrill A. Schaefer.

															Resolved: Loan score card received - 9/15			The Appraisal Has Been Marked As-Is On 6/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	08/XX/2022	57.077%	57.077%	Primary	Purchase	753		XX	28	$2,902.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.415%	No	Alternative	QC Complete	11/XX/2022
A3CZ031DA45	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan Scorecard received - 11/17			Verified through 4 comparable		Single Family	11/XX/2022	24.348%	24.348%	Secondary	Cash Out	691		XX	12	$179,400.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$495,658.63	10.035%		Alternative	QC Complete	11/XX/2022
5YKVM2GJ1QZ	XX	XX	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 9.672% Allowed 8.500% Over By +1.172%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score received - 11/29			Value support by #6 comparable		Single Family	11/XX/2022	74.349%	74.349%	Primary	Refinance	665	0.08	XX	30	$20,548.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.413%		Alternative	QC Complete	11/XX/2022
SZLPKPHVBBI	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO Signature is missing on Final 1003.

Resolved:Final 1003 received - 11/29

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   LO Signature is missing on initial 1003.

Resolved: Initial 1003 received - 11/28

*** (CURED) Missing Title evidence - EV R
COMMENT:   Provide Title preliminary/commitment document as it is missing in loan package.

Resolved: Title policy received - 11/25

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score received - 11/25			Verified with 7 Comparable		Single Family	11/XX/2022	65.000%	65.000%	Primary	Purchase	793		XX	15	$86,390.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		10.476%	Yes	Alternative	QC Complete	11/XX/2022
FT41F4XVGIV	XX	XX	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test fail: Charged 8.969% Allowed 8.240% Over by+0.729%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan Scorecard received - 11/21			Verified through 4 comparable		PUD	11/XX/2022	80.000%	80.000%	Primary	Purchase	751		XX	25	$24,848.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.896%	No	Alternative	QC Complete	11/XX/2022
O5FIJ4JR0SJ	XX		XX	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan score received - 11/25	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in the loan file except with requesting exception to waive second appraisal to appraiser indicating declining market.	CDA indicates subject market is stable (Post-Closing) Reserves of $188,042 (50 Months) VS $11,250 (3 Months) required LTV of 43.878% VS Max of 80% FICO of 792 VS Min FICO of 660 0x30 in rental history since February 2010	Value supported by #6 comparable		Single Family	11/XX/2022	43.878%	43.878%	Primary	Purchase	792		XX	15	$8,734.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.288%	Yes	Alternative	QC Complete	12/XX/2022
ME3XQFKNYBW	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan Scorecard received - 11/21			The Appraisal Has Been Marked As-Is On 10/XX/2022 With The Value $XX The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		Single Family	11/XX/2022	45.313%	45.313%	Investor	Cash Out	798					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$126,754.87			Alternative	QC Complete	11/XX/2022
4HP3F1UNX13	XX	XX	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Provide any government ID proof of borrower and Co-borrower as it is missing in loan file.

Resolved: Driving License received - 10/6

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide Hazard Insurance policy with sufficient coverage to cover minimum of the loan amount or a replacement cost estimator to verify if the dwelling coverage is sufficient

Not Resolved: Hazard insurance policy is missing-10/27 (RCE received)

Resolved: HOI received-10/28

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   As per lender guideline, Loans must be submitted to Loan Scorecard, However the Loan Scorecard document is Missing in the package.

															Resolved: Loan Score card received - 10/6			Value supported by 6 comparable		Single Family	09/XX/2022	80.000%	80.000%	Investor	Purchase	695					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
SA04GTTCHWJ	XX	XX	Oklahoma	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 10.124% Allowed 8.660% Over by +1.464%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the OK HOEPA higher-priced mortgage loan test.The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the Oklahoma Higher- Priced Mortgage Loan Article section of the full ComplianceAnalyzer report. While the Oklahoma HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

OK HOEPA Higher-Priced Mortgage Loan Test Fail: Charged 10.124% Allowed 8.660% Over by +1.464%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation OK HOEPA.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Loan scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan Scorecard received - 11/21			Appraisal provided with 3 comparable		Single Family	11/XX/2022	80.000%	80.000%	Primary	Purchase	781		XX	5	$30,264.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.925%	No	Alternative	QC Complete	12/XX/2022
E3YZHPTMCT2	XX	XX	Georgia	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 9.055% Allowed 8.530% Over by +0.525%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the loan package.

															Resolved: Loan score card received - 11/14	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in file with exception to use personal statements for income calculation because there is another person on the statement who is not a Co-applicant.	Credit Score - Credit Score :: Excellent credit Reserves - Reserves :: 5 months plus 3 month DTI 43% to 50% , Total 8 months = $27670.96	Appraisal provided with 4 comparable		Mid Rise Condo (5-8 Stories)	11/XX/2022	85.000%	85.000%	Primary	Purchase	749		XX	9	$14,601.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.049%	No	Alternative	QC Complete	11/XX/2022
EWISONOKLTN	XX		XX	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Loan file is missing initial closing disclosure. Require initial closing disclosure and all applicable COC. Resolved 10/XX/2022 : Received Initial Closing Disclosure and updated, hence condition cleared.			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	80.000%	80.000%	Primary	Cash Out	766	5.42	XX	9.17	$11,264.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$74,310.13	22.727%		Alternative	QC Complete	10/XX/2022
EPBGHQLXAXB	XX	XX	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged  8.605% Allowed 7.230% Over by +1.375%.

Resolved: HPML loans are allowed per originator's guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35 (b) ,(c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test Fail : Charged  8.605% Allowed 7.230% Over by +1.375%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation (MA 209 CMR 32.35)

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the package.

															Resolved: Loan score card received - 9/26			Appraisal provided with 4 comparable		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	726		XX	6.17	$28,617.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		8.507%	No	Alternative	QC Complete	11/XX/2022
04GPPMU5FJT	XX		XX	Florida	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan score received - 11/25	*** (WAIVED) Credit history does not meet guidelines - EV W COMMENT: As per guideline reference SmartVest 04.29.2022 v22.2 R-JV-DTC (1).pdf, mortgage payment History should be 0x30x12 and Credit report reflects mortgage history 1X30X12; However, exception approval is present in the loan file which allowed 1x30X12.	Credit Score - As per lender guideline minimum FICO required 680 & in this loan FICO is 705. Low LTV / CLTV - As per lender guideline maximum LTV allowed 80% and in this loan LTV is 51.612% Reserves - As per lender guideline reserves required $32,437.72 and available reserve is $104,211.62.	6 Comparable.		PUD	11/XX/2022	51.613%	51.613%	Investor	Refinance	705					Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	11/XX/2022
RRZ44LOPZ5N	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 8.573% Allowed 7.700% Over by +0.873%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 8.573%  Allowed 7.700%  Over by +0.873%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Missing Title evidence - EV R
COMMENT:   Title policy document is missing in the loan file provide either title commitment/Final title Policy.
Resolved: Received Title - 09/15

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide Loan score card as it is missing in the loan file.

Resolved: Received Loan Scorecard - 09/15

*** (CURED) TRID Violations - EV R
COMMENT:   TRID Violation due to non-specific Lender credit decreased on Initial CD date 08/XX/2022. Initial Loan estimate dated 08/XX/2022 non-specific lender credit is $221.00 and Initial CD dated 08/XX/2022 non-specific lender credit has decreased to $0.00 Need valid COC for non-specific lender credit decrease, LOE or PCCD with nonspecific lender credit should reflect as $221.00.

															Resolved 9/XX/2022 : Received PCCD with LOE for non-specific lender credit and updated, hence condition cleared.			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX. The Appraiser Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	718		XX	16	$13,039.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.679%	Yes	Alternative	QC Complete	11/XX/2022
BL0QTFZ2533	XX		XX	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: As per guidelines Loan Scorecard is required,However Loan Scorecard is missing . Resolved: Loan score received - 11/29			Verified Through 7 Comparable		PUD	11/XX/2022	54.545%	54.545%	Investor	Purchase	790		XX		$4,339.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.107%	No	Full Documentation	QC Complete	11/XX/2022
KMXO5KSS3BD	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide Settlement service provider list as it is missing in the loan package. Resolved 11/XX/2022 : Received settlement service provider list and updated, hence condition cleared. *** (CURED) Missing Required Disclosures - EV R COMMENT: Loan Scorecard is required by guideline but missing in the loan package. Resolved: Loan Scorecard received - 11/21			Appraisal Contains # 3 Comparable		Low Rise Condo (1-4 Stories)	11/XX/2022	49.231%	49.231%	Primary	Purchase	788		XX	35	$7,508.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		35.662%	No	Full Documentation	QC Complete	11/XX/2022
T5CWVQ43WHR	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Monthly Amount Incorrect. - EV R
COMMENT:   Provide Reconstruction cost estimator as dwelling amount($350,000.00) is not sufficient to cover the loan amount ($XX).

Not Resolved: Need coverage to equal the loan amount of evidence from the agent regarding the value of the improvements.

Resolved: Dwelling amount provided on the basis of Replacement cost - 11/25

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.410% Allowed 8.240% Over by +0.170%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Document(s) Required by AUS Missing from Loan file - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

Resolved: Loan score card received - 11/14

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of hazard insurance policy for the subject property as it is missing in the loan file.

															Resolved: Hazard Insurance received - 11/14			The Appraisal Has Been Marked S/T repairs or compl- cert On 10/XX/2022 With The Value $XX The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		PUD	10/XX/2022	70.000%	70.000%	Primary	Purchase	724		XX	23.75	$50,890.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		7.985%	Yes	Alternative	QC Complete	11/XX/2022
DZFRD53PDN0	XX	XX	Florida	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. Provide a proof stating that property is not impacted by the recent disaster per the FEMA declaration.

Resolved: Received Appraisal completion certificate stating that this is an exterior inspection due to Hurricane lan, the subject has received some minor damage of some torn in pool cage screen & this damage can be easily repairable this would not alter the marketability or value of the subject property. -10/27

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.008% Allowed 7.450% Over by +0.558%.

*** (CURED) Initial Escrow Acct Disclosure missing; loan has escrows - EV R
COMMENT:   Initial Escrow Account Disclosure document is missing in the loan package.

Resolved: Initial Escrow Account Disclosure received - 9/29

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the package.

															Resolved: Loan score card received - 9/29			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	65.428%	65.428%	Primary	Purchase	729		XX	5	$26,581.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.483%	Yes	Alternative	QC Complete	11/XX/2022
U2NDMUJCMGG	XX	XX	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 9.804%      Allowed: 8.530%       Overby: +1.274%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test FAIL: Charged 9.804% Allowed 8.530% Over by +1.274%.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   LO Signature is missing on Initial 1003

Resolved : Received Initial application 12/01

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan scorecard received - 12/01			Verified through 6 Comparable		Single Family	11/XX/2022	74.468%	74.468%	Primary	Purchase	691		XX	2.83	$12,421.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.875%	No	Alternative	QC Complete	12/XX/2022
L4TDAQIO4VN	XX	XX	Georgia	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 10.130% Allowed 8.670% Over By +1.460%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of hazard insurance document as it is missing in the loan file.

Resolved: HOI policy received - 12/02

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved : Loan scorecard received- 12/01	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Non arm's length transaction. The borrower has provided evidence of 12 months' rental payments EXCEPT for December of 2021. The borrower provided an LOE stating he paid for rent that month with cash on hand.	Reserves - per lender guideline reserves required $8,076.36 and present $21,163.87. Credit Score - Per lender guideline minimum credit Score required 720 and in this loan credit score is 730.	Verified with 6 Comparable		Single Family	11/XX/2022	85.000%	85.000%	Primary	Purchase	730		XX	23	$9,886.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		35.413%	Yes	Alternative	QC Complete	12/XX/2022
5BLQXY4ATXZ	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 9.973% Allowed 8.670% Over by +1.303%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged 9.973% Allowed 8.670% Over by +1.303%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Comment history is incomplete - EV R
COMMENT:   Please provide verification of rent with borrower name and property address information is missing in provided verification of rent (VOR).

Resolved: VOR received - 11/25

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score received - 11/25			Verified Through 6 Comparable		Single Family	11/XX/2022	85.000%	85.000%	Primary	Purchase	752		XX	10.33	$6,126.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		42.901%	Yes	Alternative	QC Complete	12/XX/2022
RGFULBAGK3T	XX		XX	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Credit LOX - EV R COMMENT: Provide a proof of Taxes & insurance for the property address XX as it is missing in loan package. Resolved: Received LOX stating that there is no requirement to document housing expense on other REO per lender guideline smart vest loan. *** (CURED) Missing Required Disclosures - EV R COMMENT: Loan Scorecard required by guidelines but missing in the loan package. Resolved: Loan Scorecard received - 11/21			Verified through 6 Comparable		Single Family	11/XX/2022	65.000%	65.000%	Investor	Cash Out	712					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$107,589.54			Alternative	QC Complete	11/XX/2022
2LH2CJ0NB42	XX	XX	Michigan	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Closing disclosure missing in the loan package, provide initial Closing disclosure.

Resolved 11/XX/2022 : Received Initial Closing Disclosure and updated, hence condition cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 9.116% Allowed 8.240% Over by+0.876%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Provide business bank statements of Chase #0136 for the month ending 8/XX/2022 and 9/XX/2022 as it is missing in the file.

Resolved: Copy of bank statement received - 11/17

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Loan Scorecard is required by guidelines but missing in the loan package.

															Resolved: Loan score card received - 11/14			Verified with 7 Comparable		PUD	10/XX/2022	70.000%	70.000%	Primary	Cash Out	704	6.66				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$321,709.67	29.696%		Alternative	QC Complete	11/XX/2022
QU4JD3OY1CK	XX		XX	California	Non-QM/Compliant	3	2	2	1	1	No	No			*** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Provide a copy of security instrument - Mortgage/Deed of Trust for the subject transaction as the document available in file is related to a different transaction. Resolved 11/XX/2022 - Received Mortgage/Deed of Trust and updated, hence condition was cleared *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved 11/XX/2022 - Received Loan Scorecard and updated, hence condition was cleared	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in loan package for 2nd appraisal as the CDA indicates a declining market.	CDA supports the appraised value of $1.275 million Appraisal is bracketed with 9 similar comps supporting the value A strong FICO of 793 against the guideline requirement of 680. Reflects a favorable housing history of 0*30*12. Residual Income of $17,679 vs $2,500 required.	Appraisal provided with 9 comparable		PUD	11/XX/2022	80.000%	80.000%	Primary	Purchase	793					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.665%	No	Alternative	QC Complete	11/XX/2022
4WMDP2MZ1JG	XX	XX	Florida	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. Provide a proof stating that property is not impacted by the recent disaster per the FEMA declaration.

Resolved : Disaster exception report received, property has no apparent change - 10/XX/2022

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test Fail:  Charged 7.469% Allowed 7.450% Over By +0.019%.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the loan package.

															Resolved : Received loan scorecard - 10/06			The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX. The Appraiser Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	60.000%	60.000%	Primary	Cash Out	686	4.33	XX	8.17	$10,836.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$139,962.13	18.536%		Alternative	QC Complete	11/XX/2022
XOKSHBRGX42	XX		XX	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: As per lender guideline, loans must be submitted to Loan Scorecard; however, the Loan Scorecard is missing in the package. Resolved: Loan score card received - 11/14			Verified Through 6 Comparable		Low Rise Condo (1-4 Stories)	11/XX/2022	53.159%	53.159%	Investor	Purchase	737					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
BDXU1LTLAHU	XX		XX	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: LO signature is missing on final 1003. Resolved: Final 1003 received - 11/17 *** (CURED) Missing Required Disclosures - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan score card received - 11/17			Verified Through 9 Comparable		Single Family	11/XX/2022	80.000%	80.000%	Primary	Purchase	745		XX	5.25	$14,421.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.742%	Yes	Alternative	QC Complete	11/XX/2022
ZLYXN4S0OJK	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the loan file. Resolved: Loan Scorecard received - 11/2			Appraisal has provided 4 comparable to support their opinion of value.		3 Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	776		XX	17.83	$23,803.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.067%	No	Full Documentation	QC Complete	11/XX/2022
5LJUE0F501W	XX		XX	Hawaii	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Received Loan scorecard - 12/01			Verified with 6 Comparable		Single Family	11/XX/2022	80.000%	80.000%	Primary	Purchase	780		XX	5.79	$20,452.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		26.357%	Yes	Alternative	QC Complete	11/XX/2022
LDZECXHXO3N	XX		XX	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Loan Scorecard is required by guidelines but missing in the loan package. Resolved: Loan score received - 11/25			Verified through 6 comparable		Single Family	11/XX/2022	52.830%	52.830%	Primary	Cash Out	692	3	XX	20	$13,113.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$195,237.44	38.821%		Alternative	QC Complete	11/XX/2022
WWCLUYOLGDC	XX	XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. Provide a proof stating that property is not impacted by the recent disaster per the FEMA declaration.

Not Resolved: Post inspection report required - 10/28

Resolved 11/XX/2022 - Received post inspection report, hence condition was cleared

*** (CURED) Hazard Insurance - EV R
COMMENT:   Hazard insurance policy shows the coverage amount of $300,000, which is less than the loan amount of $XX.  No replacement cost indicator provided in the file and the appraisal did not reflect the Total Estimate of Cost New.  Missing evidence of sufficient insurance coverage.

Not Resolved: Provide RCE or Hazard insurance policy which covers the loan amount.

Not Resolved: Provide RCE or Hazard insurance policy which covers the loan amount.

															Resolved 11/XX/2022: Received Hazard insurance policy with the replacement cost value and cleared the condition.			Appraisal provided with 5 comparable		Single Family	10/XX/2022	64.785%	64.785%	Investor	Purchase	752					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
NDVOGFX4DMA	XX	XX	Wyoming	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Assets Verification - EV R
COMMENT:   Assets are not sufficient to cover the cash to close. Total assets required from borrower is $86,582.95. and Total Required Reserves $23,122.40, Total assets verified in the amount of $108,848.29.          XX (business account)@ 75%  - $79,469.69           XX - $29,001.61 (Checking)          XX - $376.99 (Checking) Assets are short to reserves in the amount of ($857.06) Provide a copy of most recent bank statement/retirement/investment to evidence funds In the amount Of ($857.06) for closing. Provide Source Of Any Large Non-Payroll Deposits.  Resolved: Received Asset worksheet with reserve calculation and updated, hence condition was cleared

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test Fail: Charged  9.259%Allowed  8.500%Over by  +0.759%

*** (CURED) Required Documentation Missing or Incomplete  - EV R
															COMMENT: As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the package. Resolved 11/XX/2022: Received Loan scorecard for the current transaction and cleared the condition.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in the loan file except with CDA/Field Review/Deficiency Report Satisfactory CCA vs CDA per guidelines	Low LTV / CLTV : As per lender guideline 85% LTV acceptable and in this loan LTV is 80%. Credit Score - As per lender guideline minimum Credit Score should be 660 and in this loan FICO is 731	verified through 6 comparable		Single Family	10/XX/2022	80.000%	80.000%	Primary	Purchase	731			20	$15,607.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.061%	No	Full Documentation	QC Complete	11/XX/2022
KFXPRUR4G44	XX		XX	Indiana	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: As per lender guideline, Loans must be submitted to LoanScorecard, However the LoanScorecard document is Missing in the package. Resolved: Loan score card received - 9/26			The Appraisal Has Been Marked As Is On 8/XX/2022 With The Value $XX The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		PUD	09/XX/2022	90.000%	90.000%	Primary	Purchase	780		XX	10.5	$278,632.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		6.176%	No	Alternative	QC Complete	09/XX/2022
JEPH4AYIWOT	XX	XX	North Carolina	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: As per lender guideline, Loans must be submitted to Loan Scorecard, However the Loan Scorecard document is Missing in the package. Received Loan scorecard - 10/06	*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   Borrower is a non permanent resident alien and provided less than 5 years residency, which is required per guidelines.  Missing a copy of the exception approval in the file.  An email provided (pg 125) showing the exception was approved by underwriting management, however no name listed under who approved the exception.

Not Resolved: Still Exception approval required in correct format with exception approval signature and date, as this exception was approved by underwriting management - 10/11

Not Resolved: Still Exception approval required in correct format with exception approval signature and date, as this exception was approved by underwriting management - 10/18

																Resolved: Received Exception approval - 10/25	Reserves - After closing borrower have $100K reserve Credit Score - FICO is 730 Low DTI Ratio - DTI is 35% and guideline accepted till 50%	The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	90.000%	90.000%	Primary	Purchase	737		XX	5	$34,044.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs		29.578%	No	Full Documentation	QC Complete	10/XX/2022
KN3NTOCKJTE	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.944% Allowed 7.450%  Over by +0.494%

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per lender guideline, Loans must be submitted to Loan Scorecard, However the Loan Scorecard document is Missing in the package.

															Resolved: Loan score card received - 9/26			The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX, The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	753		XX	14.42	$7,345.85	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		44.507%	Yes	Alternative	QC Complete	11/XX/2022
Q0XWZV3KMK4	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 7 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 5/XX/2022 With the appraised value $XX		Single Family	08/XX/2022	35.313%	35.313%	Investor	Cash Out	788					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$538,422.59			Alternative	QC Complete	09/XX/2022
EEFUNBBXCNR	XX		XX	Maryland	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Assets do not meet guidelines - EV R COMMENT: Asset is insufficient to cover reserve requirement. Verified Asset = $0 & Cash to Borrower is $7275.26, however as per lender guideline 12 months reserve required. 12 X $1328.58 = $15,942.96. Asset is shortage for $15,942.96-$7275.76 = $8,667.20.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Need 5% LTV exception due to FICO <680 and property listed/removed off MLS <3mos ago	DSCR Ratio - DSCR Score of 1.24 Credit Score - Credit Score of 664	Verified Through 6 Comparable		Single Family	09/XX/2022	75.000%	75.000%	Investor	Cash Out	664					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$7,275.26			Alternative	QC Complete	10/XX/2022
5JYNRQJ4PFA	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Total Verified Assets: $287015.86; Cash from Borrower amount $2,14,643.48 and Total Reserves for 10 months(including 4 months for financial properties) amount is $75,339.90.

Cash from Borrower + Reserves = 2,89,983.38

Provide additional assets in the amount of $2,967.52

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.791% Allowed 6.780%  Over by +1.011%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 7.791% Allowed 6.780%  Over by +1.011%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Verified through # 5		Single Family	08/XX/2022	85.000%	85.000%	Primary	Purchase	688		XX	15.16	$60,879.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.315%	No	Alternative	QC Complete	11/XX/2022
QKHH1YREMO0	XX		XX	Florida	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) The final 1008 is missing - EV R COMMENT: As per 1008 loan program is (DSCR 30 YR FIXED 5 YR PPP ) & as per Tape it is (DSCR30) TPO 30 YR FIXED CASH FLOW PLUS 5 YR PPP). the file as per (DSCR 30 YR FIXED 5 YR PPP guideline, provide updated Final 1008. 09/XX/2022 - Not Resolved - Received 1008 with loan program as (DSCR 30 YR FIXED 5 YR PPP) whereas we will require 1008 with loan program as (DSCR30) TPO 30 YR FIXED CASH FLOW PLUS 5 YR PPP) which is as per Tape. Hence, 1008 should match with Tape. 09/XX/2022 - Received LOE. Hence, exception is resolved.	*** (WAIVED) Residual income does not meet guidelines - EV W COMMENT: Exception approval available in file Exception For DSCR ratio 1.22% (Below minimum required 1.25%).	FICO and excess reserves.	Appraisal Has Been Marked As Is On 7/XX/2022 With The Value $XX, The Appraiser Has Provided 3 Comparable To Support The Opinion Of The Value		PUD	09/XX/2022	80.000%	80.000%	Investor	Purchase	799					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
MUMAC44MQOR	XX		XX	Pennsylvania	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Assets do not meet guidelines - EV R COMMENT: Provide additional asset as asset is insufficient to cover reserve requirement. Verified Asset = $79,686.34 & Cash from Borrower is $68,205.71, remaining asset = $79,686.34-$68,205.71 = $11,480.63, however as per lender guideline 11 months reserve required. 11 X $1,783.66 = $19,620.26. Hence, asset is shortage for $19,620.26-$11,480.63 = $8,139.63 10/XX/2022 - Assets are sufficient to met the reserve requirement. Hence, exception is resolved.			Verified Through 3 Comparable		Single Family	09/XX/2022	75.000%	75.000%	Investor	Purchase	715					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
KXDA4GUKT4W	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 7/XX/2022With The Value $XX. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		2 Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	674					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
H2CUCNG1LST	XX		XX	Florida	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per the lender guideline borrower should have primary own house in the USA as per the package borrower do not have primary house he is residing in China.	Low LTV / CLTV LTV% less than 50% Credit Score - Credit Score Investment Property Ownership - Investment Property Ownership	Verified Through 9 Comparable		PUD	08/XX/2022	46.834%	46.834%	Investor	Purchase	739					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
1YS43551UDN	XX	XX	Pennsylvania	Not Covered/Exempt	4	2	2	1	1	No	No	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Asset are not sufficient to close. Total Required asset is $132,975.83 + $32,372.37 (Reserve) = $165,348.20, however verified asset is $36,730.15. Asset is shortage for $128,618.05.
However as per Final 1003 stated asset is $228,694.04, in which XX with $191,963.89 is not verified. Provide Bank statement to verify the amount.

09/XX/2022 - Received statement for XX with $319,636.81. Hence, exception is resolved.

*** (CURED) DSCR is less than 1.00 - EV R
COMMENT:   As per Guidelines (EC NonQM Product Matrices v3.14.pdf) DSCR Minimum No Ratio with maximum 75% LTV, however in this loan DSCR is 0.61 ratio & LTV is 80% which is breaching the guideline. This loan needs to be calculated as per STR, but as per AIRDNA document the occupancy rate is 56% which is breaching the guideline of 65%, we will require a document that meets the guideline. Post receiving the document  DSCR need to be  recalculated from STR.

															09/XX/2022 - Exception approval received stating "Exception for vacancy at 56% onXX". STR was recalculated as $63,200*75%=$47,400/12=$3,950/$3,596.93=1.10 DSCR. Hence exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Waiving housing history/MTG ratings except for the subject and primary and allowing more than 4 members on a business entity closing. "Exception for vacancy at 56% on XX"	SEASONED INVESTOR, NO LATES ON CREDIT, STRONG FICO. DSCR >1.25. GREATER THAN 15+ MONTHS RESERVES IN EXCESS OF DOWN PAYMENT	Comparable sale#6		PUD	08/XX/2022	80.000%	80.000%	Investor	Purchase	767					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
UTOXYAW3CTG	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test:  Charged 9.228% Allowed 7.700% Over by +1.528%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test:  Charged 9.228% Allowed 7.700% Over by +1.528%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Verified through # 7 Comparable		Low Rise Condo (1-4 Stories)	09/XX/2022	85.000%	85.000%	Primary	Purchase	721		XX	8.25	$23,989.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.157%	No	Alternative	QC Complete	11/XX/2022
P3TOREZOFOF	XX		XX	Texas	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Provide Hazard insurance policy as it is missing in the loan file. 09/XX/2022 - Hazard insurance received. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in the loan file except with first time investor for foreign national program.	borrower has a history of owning another investor property in Mexico, but unable to document rent receipts. Primary owned free/clear since 2015.	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		PUD	08/XX/2022	66.574%	66.574%	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	09/XX/2022
WPEJRL1XZ4V	XX		XX	Pennsylvania	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per loan file DSCR should be calculated through STR and as per lender guideline EC NonQM Investor Eligibility Guidelines v4.0 (Marked-up).pdf in case if DSCR calculated through STR we will require minimum 5 comparable however in this loan only 3 comparable, hence it is breaching the guideline. 09/XX/2022 - Exception approval received stating ** EXCEPTION FOR ONLY HAVING 3 RENTAL COMPS FOR SHORT TERM RENTALS". Hence exception is waived.	HIGH DSCR RATIO. 1.93.	The Appraisal Has Been Marked As-Is On 7/XX/2022With The Value $XX The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	80.000%	80.000%	Investor	Purchase	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
AL3QVPMBHNG	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		3 Family	10/XX/2022	37.313%	37.313%	Investor	Cash Out	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$75,679.46			Alternative	QC Complete	10/XX/2022
GHF3VPPLJ2C	XX		XX	Colorado	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: 5% LTV EXCEPTION FROM 75% TO 80%	DSCR Ratio - DSCR Ratio above 1.40 DSCR is calculated as $7,598.68 / $3,617.30 = 2.10 which meets the DSCR requirement. Reserves - Many additional months of reserves. The required reserves on this loan is $43,407.60 and we have reserves of $108,001.45 which meets the reserve requirement. R&T REFI of an investment property under the DSCR program.	Verified With 4 comparable .		Single Family	10/XX/2022	80.000%	80.000%	Investor	Refinance	696					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
TZUDHKTCLD0	XX		XX	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Through 4 Comparable		Single Family	10/XX/2022	56.969%	56.969%	Primary	Refinance	661	1.92	XX	5.08	$55,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.878%		Alternative	QC Complete	10/XX/2022
Y14IQ2IEJWI	XX		XX	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval available in the file except with no primary housing. living rent free with parent.Page#76	DSCR ratio >1.00. High FICO. established credit/. Low LTV. Long term tenants in subject property.	Appraisal Value Is $XX, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		3 Family	09/XX/2022	65.000%	65.000%	Investor	Cash Out	769					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$170,359.52			Alternative	QC Complete	09/XX/2022
DIUDZMHWYHL	XX		XX	Maryland	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Final 1003 Borrower First Time Investor. No Current housing Last 3 months. Borrower sold primary residence in May 2022	Reserves - Reserves DSCR Ratio - DSCR Ratio	Verified with 3 Comparable		2 Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	772					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
NHT3Z4UBTVQ	XX		XX	Georgia	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in file with exception 70 let capped, trade lines, flip property, non-arm’s length reported on 2nd appraisal.	Strong credit, property ratios above 1, multiple comps in area.	“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 7/XX/2022 With the appraised value $XX		Single Family	09/XX/2022	70.000%	70.000%	Investor	Purchase	804					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
KJL1IEWK2YZ	XX	XX	Florida	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 9.989% Allowed 7.110% Over by +2.879%.	*** (WAIVED) Hazard Insurance Coverage less than Loan Amount - EV W
COMMENT:   Dwelling coverage ($XX) reflecting on the hazard insurance policy and increased replacement cost- 20% of coverage A is not sufficient to cover the loan amount ($XX); however as per appraisal report Total estimate of cost-new is $XX which is insufficient to cover the loan amount ($XX). Provide additional coverage policy document.

09/XX/2022 - Not Resolved - Provided document does not clear the insurance exception, we still need evidence of sufficient coverage. The document received is an email stating it is sufficient coverage, however no evidence was provided to verify the coverage is sufficient. Based on the insurance declaration page, appraisal and loan amount, coverage is not sufficient.

9/XX/2022 - Exception approved - ESTABLISHED CREDIT HISTORY. 15+MOS VERIFIED VOR HISTORY. 8+ MONTHS and RESERVES IN EXCESS OF DOWN PAYMENT. OVER $8K RESIDUAL INCOME

*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: Guideline Exception: Less than 2 years self employed (7/2020 CA filing shows XX as owner of XX. BRW took ownership in 3/2021 for 17 months so far).	9/XX/2022 - Exception approved - ESTABLISHED CREDIT HISTORY. 15+MOS VERIFIED VOR HISTORY. 8+ MONTHS and RESERVES IN EXCESS OF DOWN PAYMENT. OVER $8K RESIDUAL INCOME Residual Income - Residual Income Credit-Prior mortgage/Rental history Credit-Prior mortgage/Rental history Reserves - Reserves Established credit history. 15+Mos verified VOR history. 8+ months reserves in excess of down payment. over $8k residual income. Underwriter Response: Approved- Loan must fund by 8/XX/2022 to satisfy 90% LTV matrices. All other UW conditions/guidelines to be met- Amy C	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	08/XX/2022	90.000%	90.000%	Primary	Purchase	683		XX	30.08	$15,457.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.997%	Yes	Alternative	QC Complete	09/XX/2022
TXE0YPKS2W0	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX. The Appraiser Has Provided 3 ComparablesTo Support The Opinion Of The Value.		Low Rise Condo (1-4 Stories)	08/XX/2022	50.847%	50.847%	Investor	Cash Out	801					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$435,616.48			Alternative	QC Complete	09/XX/2022
1LZGOTVITTU	XX		XX	Colorado	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance is missing in the loan file. 09/XX/2022 - Hazard insurance received. Hence, exception is resolved. *** (CURED) Missing Required Disclosures - EV R COMMENT: As per Final 1003 P&I $2824.10 & Interest rate 7.625% is mismatch with Note Document and first payment letter P&I $2893.03 Interest rate 7.875%. 09/XX/2022 - Received updated Final 1003 with P&I $2893.03 Interest rate 7.875%. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval available in Except with 5%LTV exception to 70%. Maximum LTV is 65% LTV due to vacant property Approved by tung 0.25% Add to rate.	8 Month reserves. Program does not require and reserves. Reserves - Reserves	The Appraisal Has Been Marked As Is On 8/XX/2022 With The Value $XX The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	09/XX/2022	70.000%	70.000%	Investor	Refinance	664					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
3T1035WQIKZ	XX	XX	Texas	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
															Higher-Priced Mortgage Loan Test Fail : Charged 8.842% Allowed 7.700% Over by +1.142%.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per exception approval, Guideline Exception: 5% LTV exception to go from 75% to 80%	Full documentation only using base salary to qualify. BRW has additional monthly income not being used. 90+ months reserves in excess of down payment. Property in good condition. $10k in residual income. Established physician since 1997	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	08/XX/2022	80.000%	80.000%	Primary	Purchase	625		XX	23.58	$20,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.458%	Yes	Full Documentation	QC Complete	09/XX/2022
TQTC1YPE2UH	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 8.965% Allowed 6.560% Over by +2.405%.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing Final Closing Disclosure signed and dated as of closing date 8/XX/2022.

Resolved 09/XX/2022 : The copy of Final Closing Disclosure dated 08/XX/2022 provided by client resolves the condition.

*** (CURED) Hazard Insurance - EV R
COMMENT:   HO6 policy received but it is not reflecting walls all/ Ins coverage. Replacement cost estimator is missing.

09/XX/2022 - HOA insurance policy is provided and the borrowers own personal insurance policy so we have sufficient coverage. Hence, exception is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing HO6 policy as master Policy is not reflecting walls all/ Ins coverage & Individual hazard insurance policy is missing in loan file.

															09/XX/2022 - Hazard insurance policy received. Hence, exception is resolved.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 7/XX/2022 With the appraised value XX		Low Rise Condo (1-4 Stories)	08/XX/2022	85.000%	85.000%	Primary	Purchase	686		XX	4.08	$16,410.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.895%	Yes	Alternative	QC Complete	09/XX/2022
IRGY32ILGXJ	XX		XX	Florida	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: As per Appraisal document Property type Condominium, General Description Stories given by 24 however Condo Questionnaire document missing in the file 09/XX/2022 - Condo Questionaire received. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception for 90% investment concentration. approved by tung phan. 0.125% add to rate. Exception approval present in the file page#6.	Low LTV / CLTV	Verified with 4 Comparable		High Rise Condo (>=9 Stories)	08/XX/2022	50.000%	50.000%	Investor	Purchase	719					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	09/XX/2022
URAF1WBIAKG	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 7.327%  Allowed 7.120%  Over By  +0.207%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.327%  Allowed 7.120%  Over By  +0.207%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Appraisal provided with 5 comparable		Low Rise Condo (1-4 Stories)	09/XX/2022	64.706%	64.706%	Primary	Cash Out	685	4.5	XX	10.16	$5,668.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$36,527.12	37.641%		Full Documentation	QC Complete	11/XX/2022
ULFC2WBP4ID	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:  Charged 10.117%  Allowed 7.780%  Over by +2.337%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 10.117%  Allowed 7.780%  Over by +2.337%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Appraisal Verify through 5 Comparable.		Single Family	08/XX/2022	90.000%	90.000%	Primary	Purchase	759		XX	10.33	$22,904.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.627%	Yes	Alternative	QC Complete	11/XX/2022
BSEWWGWTUBK	XX		XX	Hawaii	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval for Property Listed for sale less than 3 months from application date.	LTV AT 65% = 62.5% $900,000 reserves 777 Qualifying credit score	Verified Through 7 Comparable		Single Family	08/XX/2022	62.500%	62.500%	Investor	Cash Out	777					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$979,522.59			Alternative	QC Complete	09/XX/2022
BSWUMLJ2NOF	XX	XX	California	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged 9.445% Allowed 7.780% Over by +1.665%	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per guideline, for FICO 680-699 maximum LTV requirement is 85% But Audited LTV is 90% However exception approval form is present in the loan file except with 2pt fico exception. 700 needed for 90% LTV and we have a 698.	Appraised value came in $XX more compared to purchase price. Borrower has good cash flow business for more than 5 years (car repairs). Experienced borrower, owns a primary home and 3 investment properties. All funds to close and reserves are coming from the borrower.	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX. The Appraiser Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	08/XX/2022	90.000%	90.000%	Primary	Purchase	698		XX	9	$25,844.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.205%	No	Alternative	QC Complete	09/XX/2022
LGV3OT1LCAA	XX		XX	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Assets are not sufficient to close - EV R COMMENT: Provide additional asset as asset is shortage in this loan. Cash from Borrower is $266,951.92 + Reserve $33,443.90 = $300,395.82 and verified asset is $76,346.40. Hence asset is shortage for $300,395.82 - $76,346.40 = $224,049.42. Resolved: Wire Transfer received with $264,000.00 - 9/19			The Appraisal Has Been Marked As Is On 8/XX/2022 With The Value $XX The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		4 Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
X23QQ1LK0DG	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.853% Allowed 6.560% Over by +1.293%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 CA AB 260 Higher-Priced Mortgage Loan Test Fail : Charged 7.853% Allowed 6.560% Over by +1.293%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			“Appraisal has provided the 7 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 8/XX/2022. With the appraised value $XX		Single Family	08/XX/2022	80.000%	80.000%	Primary	Purchase	686		XX	19	$26,174.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.691%	Yes	Alternative	QC Complete	11/XX/2022
UEDM50G2GH5	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Charged 8.654% Allowed 6.700% Over by +1.954.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 8.654% Allowed 6.700% Over by +1.954.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Comparable are 6		PUD	09/XX/2022	75.000%	75.000%	Primary	Purchase	652		XX	7.66	$18,656.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.218%	No	Alternative	QC Complete	11/XX/2022
5QWLN5GJFWN	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 7.956% Allowed 6.780%Over by  +1.176%

Resolved: HPML loans are allowed per originator's guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35 (b) ,(c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged 7.956% Allowed 6.780%Over by  +1.176%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Verified through 6 Comparable		Single Family	08/XX/2022	51.600%	51.600%	Primary	Cash Out	757	19.58	XX	43.58	$6,238.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$369,035.21	45.301%		Alternative	QC Complete	11/XX/2022
D5RD4XA0JGH	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	75.000%	75.000%	Investor	Purchase	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
XBNY250KKBS	XX		XX	Virginia	Not Covered/Exempt	1	1	1	1	1	No	No						Appraised value is $XX dated 8/XX/2022 and value supported by #7 comparable		Single Family	09/XX/2022	75.000%	75.000%	Investor	Purchase	730					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
MFKA44KEODZ	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.888% Allowed 6.560% Over by +2.328%.

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Home Loan Toolkit is missing in the loan package.

															09/XX/2022 - Home Loan Toolkit received. Hence, exception is resolved.			used #5 comparable to support the opinion value of appraiser		Single Family	08/XX/2022	90.000%	90.000%	Primary	Purchase	806		XX	10.5	$3,557.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.155%	No	Alternative	QC Complete	09/XX/2022
YAH1UD0UMLX	XX	XX	New Jersey	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) DSCR is less than 1.00 - EV W
COMMENT:   As per guideline(EC NonQM Product Matrices v3.14.pdf)- (FN30) 30 year fixed foreign national, DSCR Minimum 0.75 required, However calculated and audited DSCR is 0.68 which is breaching the guideline.

09/XX/2022 - Exception approval received stating "FOREIGN NATIONAL (1ST TIME INVESTOR) ON DSCR PROGRAM. AND 100% GIFT FUNDS. DSCR RATIO BELOW 0.75 (0.68 VERIFIED IN FILE)". Hence exception is waived.

*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: Guideline Exception: Foreign national (1st time investor) on DSCR program and 100% gift funds.	300+ MONTHS RESERVES IN EXCESS OF DOWN PAYMENT. LOW LTV. OWNS PRIMARY/2ND HOME AS FREE/CLEAR (CONSIDERED 0X30X12 HOUSING) Underwriting Response: Approved- Subject to all other UW conditions/guidelines being met-XX. Low LTV / CLTV Mortgage History - Mortgage History Reserves - Reserves Compensating Factors: 300+ months reserves in excess of down payment. Low LTV. Owns primary/2nd home as free/ clear (considered 0x30x12 housing) Underwriting Response: Approved- Subject to all other UW conditions/guidelines being met- XX.	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	50.000%	50.000%	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	10/XX/2022
FUKVPE250OW	XX	XX	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.773% Allowed 6.780% Over by +1.993%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As Is On 8/XX/2022 With The Value $XX The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		PUD	08/XX/2022	85.000%	85.000%	Primary	Purchase	706		XX	2.83	$25,018.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.373%	Yes	Alternative	QC Complete	09/XX/2022
DQ0OE3ALTLP	XX		XX	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception for property being listed <3 months ago	Low DTI Ratio Experienced investor :24 months statements program ,Housing last 12 months proposed PITI is not increasing from current payment.	Appraisal Marked AS Is dated 8/XX/2022 ,appraised value is $XX ,Verified 7 comparable .		Low Rise Condo (1-4 Stories)	09/XX/2022	75.000%	75.000%	Investor	Cash Out	672			20.08	$17,897.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$300,408.40	47.549%		Alternative	QC Complete	09/XX/2022
LE0KQ2A0KUP	XX		XX	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	56.627%	56.627%	Investor	Cash Out	774					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$222,430.79			Alternative	QC Complete	09/XX/2022
2Q015NZ2A2Z	XX		XX	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Verify Through 6 Comparable.		PUD	09/XX/2022	75.000%	75.000%	Investor	Purchase	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
DODYET5YVI4	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 6 Comparable		Single Family	09/XX/2022	80.000%	80.000%	Investor	Purchase	757					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
M5HWERFMUSM	XX		XX	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: Only 10 months rental history verified in the file, guidelines require 12 months rental history for a first time investor. Lender approved the exception.	70% LTV / CLTV Credit Score - Credit Score is 777	Verified Through 11 Comparable		4 Family	09/XX/2022	70.000%	70.000%	Investor	Purchase	777					Mos Reviewed:10 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			No	Alternative	QC Complete	09/XX/2022
RTLIEN51OF3	XX		XX	Colorado	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Missing Final 1003_Application - EV R COMMENT: As Per Note & DOT document subject property address is "XX"; However, as per Final 1003 & 1008 subject property address is "XX". Zip code is incorrect in 1003 & 1008 when we compare with Note and DOT. Please provide Final 1003 and 1008 with correct zip code in address. 11/XX/2022 - Received correct zip code on 1003 and 1008. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: 5% LTV Exception from 75% to 80%.	Over 55 mos reserves The require reserves on this loan is $14,976.30 and we have reserves of $165,279.80 which meets the reserve requirement. over 1.00 DSCR ratio DSCR is calculated as $3,537.00 / $2,995.26 = 1.18 which meets the DSCR requirement. R&T Refi of an investment property under the DSCR program.	Verified with 4 Comparable		Single Family	10/XX/2022	80.000%	80.000%	Investor	Refinance	696					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	11/XX/2022
ZLQ0H2ISSGU	XX	XX	Florida	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.599% Allowed 8.240% Over by +0.359%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: 6 NSFs fees reflected on the bank statements, the guidelines state the max NSF fees is 5.	Low LTV / CLTV Total Obligations $4,633.02 divided by Total Income $11,761.71 *100. Borrower DTI Ratio 39.391%. Low DTI Ratio Collateral Value used for Underwriting: $XX Loan Amount: $XX. CLTV = 65.920%.	Verified with 5 Comparable		Single Family	10/XX/2022	65.920%	65.920%	Primary	Cash Out	672	18	XX	20.33	$11,761.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$121,704.66	39.391%		Alternative	QC Complete	11/XX/2022
ZPJXYWOHPCR	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Verify Through 5 Comparable.		Single Family	09/XX/2022	74.902%	74.902%	Investor	Cash Out	778					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$177,329.20			Alternative	QC Complete	09/XX/2022
O3GOKQMZ4X2	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 5 comparable		Single Family	09/XX/2022	74.925%	74.925%	Investor	Cash Out	778					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$111,837.73			Alternative	QC Complete	09/XX/2022
FI3ZC0B4Y4F	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 Comparable		Single Family	10/XX/2022	55.000%	55.000%	Investor	Cash Out	759					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$58,775.14			Alternative	QC Complete	11/XX/2022
RLIRBYFSMTF	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 6 comparable		2 Family	09/XX/2022	30.000%	30.000%	Investor	Cash Out	744					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$381,765.52			Alternative	QC Complete	10/XX/2022
VOJLIZIFY0W	XX		XX	Oklahoma	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 3 Comparable		Single Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	673					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage			No	Alternative	QC Complete	10/XX/2022
0NPAHKABZK2	XX		XX	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	09/XX/2022	69.620%	69.620%	Investor	Cash Out	771					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$102,682.80			Alternative	QC Complete	09/XX/2022
4ATUSXYNXSW	XX		XX	Hawaii	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 5 Comparable		Single Family	09/XX/2022	50.000%	50.000%	Investor	Purchase	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
N13XCF0W2ZY	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On 10/XX/2022 With The Value $XX, The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		Single Family	10/XX/2022	66.381%	66.381%	Investor	Refinance	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
OVJCFJSSN4G	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #4 comparable		PUD	09/XX/2022	75.000%	75.000%	Investor	Purchase	674					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
ZE5BZ1CLTKX	XX		XX	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The amount of proposed Lenders coverage on the Title Commitment Title is less than the loan amount. The document reflects coverage in the amount of $XX, however, the Note reflects a loan amount of $XX. 10/XX/2022 - Title insurance received with loan amount of $XX. Hence, exception is resolved.			The Appraisal Has Been Marked subject to cert of completion On 9/XX/2022 With The Value $XX The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		2 Family	10/XX/2022	70.000%	70.000%	Investor	Purchase	766					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
BVX05L4GGOM	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 5 Comparable		3 Family	09/XX/2022	80.000%	80.000%	Investor	Purchase	744					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs			No	Alternative	QC Complete	09/XX/2022
0ZXH1GLX230	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Letter of explanation needed for the file - EV R COMMENT: Provide a letter of explanation for the monthly payment of $1570.22 debited from XX. Unable to verify the amount as this is not stated on 1003 and the primary residence is a free and clear. 10/XX/2022 - Not Resolved - Received same 1003 and unable to verify the monthly payment of $1570.22 debited from XX. Please provide letter of explanation for the monthly payment of $1570.22. 10/XX/2022 - LOE received. Hence, exception is resolved.			Comparable sale#3		PUD	09/XX/2022	80.000%	80.000%	Investor	Purchase	793					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
KUZ4DP5N303	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 6 comparable		2 Family	09/XX/2022	70.000%	70.000%	Investor	Purchase	784					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
O2VAWB4AVIC	XX	XX	California	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
 Higher-Priced Mortgage Loan Test FAIL: Charged 9.343% Allowed 7.120% Over by +2.223%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 9.343% Allowed 7.120% Over by +2.223%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Guideline Exception: 5% LTV exception from 80% to 85% due to limited housing history (Gap In VOR housing history).	More than 24 months VOR housing provided but X. Good FICO, Low DTI, 8+ months reserves in excess of down payment. N/A	The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	85.000%	85.000%	Primary	Purchase	751		XX	5	$9,507.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.491%	Yes	Alternative	QC Complete	11/XX/2022
4255FRUO3DE	XX	XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone, Hurricane Ian dated 9/XX/2022. Please provide a proof stating that property is not impacted by the recent disaster as per the FEMA declaration.

10/XX/2022 - Received post disaster inspection report and as pre that there was no damage to the property. Hence, exception is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Provide Tax information sheet for subject property as it is missing in loan file.

Not resolved 11/XX/2022 - Received tax information sheet but amount of taxes its not reflecting on it. condition remains open

															11/XX/2022 - Tax information sheet received. Hence, exception is resolved.			Verified Through 10 Comparable		PUD	10/XX/2022	75.000%	75.000%	Investor	Purchase	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
O53DGZVRY3U	XX	XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. Provide a proof stating that property is not impacted by the recent disaster per the FEMA declaration.

10/XX/2022 - Received post disaster inspection report and as pre that there was no damage to the property. Hence, exception is resolved.

*** (CURED) Title policy missing - EV R
COMMENT:   Provide Title supplement report as Loan policy amount is missing in title policy.

															Resolved 11/XX/2022 - Received Title commitment document and updated, hence condition was cleared			used #6 comparable to support the opinion value of the appraiser		Single Family	10/XX/2022	70.000%	70.000%	Investor	Cash Out	662					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$155,402.12			Alternative	QC Complete	10/XX/2022
1FZZVJU22GE	XX		XX	Arizona	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Incorrect Property address on Note Document. - EV R COMMENT: Property address reflecting on Note and Mortgage is "XX". However, Property address on Final 1003, Final HUD and Appraisal reflects XX which is different. Please provide document to reflect correct address. 11/XX/2022 - Note and DOT received. Hence, exception is resolved.			7 Comparable		Low Rise Condo (1-4 Stories)	09/XX/2022	75.000%	75.000%	Investor	Refinance	721					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	10/XX/2022
VYLVKJGCZ4I	XX		XX	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value		Single Family	10/XX/2022	75.000%	75.000%	Secondary	Cash Out	737				$13,113.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$314,427.53	32.634%		Alternative	QC Complete	10/XX/2022
Z2PUQTNC5U1	XX		XX	Michigan	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Property Type unacceptable under guidelines - EV R COMMENT: Appraisal shows the subject property is a log home, which is an ineligible property type per guidelines. Resolved 11/XX/2022: Property is not a log home and is a mere log siding and cleared the condition. *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Please provide mortgage statement for "XX Resolved 11/XX/2022 - Received mortgage statement with payment history reflecting on it and cleared the condition			Verified 6 Comparable .		Single Family	10/XX/2022	70.000%	70.000%	Investor	Cash Out	723					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$100,360.58			Alternative	QC Complete	10/XX/2022
CPWLRO4GZHN	XX		XX	Tennessee	Not Covered/Exempt	1	1	1	1	1	No	No						Comparable are 5		Single Family	10/XX/2022	80.000%	80.000%	Investor	Purchase	761					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
H2QHEVXYAEO	XX	XX	California	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   Maximum allowed CLTV for an investment property cash out transaction with the DSCR score of less than 1 is 70%, subject CLTV is 73.738%.

10/XX/2022 - Exception approval form received stating "Exception to use rental income on ADU". Hence, exception is waived.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
COMMENT:   Maximum allowed LTV for an investment property cash out transaction with the DSCR score of less than 1 is 70%, subject CLTV is 73.738%.

																10/XX/2022 - Exception approval form received stating "Exception to use rental income on ADU". Hence, exception is waived.	Experience investor with 3 investment property with no mortgage lates. Experience investor with 3 investment property with no mortgage lates.	The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	73.737%	73.737%	Investor	Cash Out	727					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$152,663.41			Alternative	QC Complete	10/XX/2022
5FLYPJIYQJ1	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 Comparable		Single Family	10/XX/2022	66.667%	66.667%	Investor	Cash Out	727					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$167,019.47			Alternative	QC Complete	10/XX/2022
R1QX5JLSGHP	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Comparable are 8		Single Family	10/XX/2022	70.000%	70.000%	Investor	Cash Out	727					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$343,271.43			Alternative	QC Complete	10/XX/2022
KQ1Q3OCMPTF	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Closing_Disclosure violations - EV R
COMMENT:   As per final CD closing date 09/XX/2022 and borrower signed on 09/XX/2022 disbursement date is 09/XX/2022, disbursement date is before the borrower sign date we need correct disbursement date on or after borrower sign date.

Resolved 10/XX/2022 : Received PCCD with disbursement date 09/XX/2022 and updated, hence condition cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.507%  Allowed 7.450%  Over by +0.057%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.507%  Allowed 7.450%  Over by +0.057%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Comparable are 9		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	768		XX	30	$12,679.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		38.773%	Yes	Alternative	QC Complete	11/XX/2022
ANB3JBKZTGC	XX		XX	Hawaii	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Extension paperwork is missing in the loan file for non-permanent resident alien whose employment authorization is expired on 7/XX/2022. 10/XX/2022 - The identification information confirms identity. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per Guideline Exception: Exception to use gift funds for nonpermanent resident alien.	25+ months reserves in excess of down payment. High FICO, DSCR ratio >1.50, Low LTV. Underwriter Response: Approved - Subject to all other UW conditions/guidelines being met	The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	54.054%	54.054%	Investor	Purchase	746					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
3JYDGDFM4AQ	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R COMMENT: Property is located in FEMA disaster zone. We have Post disaster inspection present on page#348 with inspection date as 10/XX/2022 which was after the disaster declaration date 09/XX/2022. 11/XX/2022 - Post disaster inspection present. Hence, exception is resolved.			Appraisal provided with 5 comparable		PUD	10/XX/2022	49.279%	49.279%	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$388,060.50			Alternative	QC Complete	11/XX/2022
II3E3RNVLKY	XX		XX	Tennessee	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: 5% LTV exception from 70% To 75% (Per Restrictions For DSCR < 1.00)	Reserves - 30 months reserves present in loan file. Credit Score - As per Credit report FICO Score is 709. Property condition is overall good condition. Clean Established Credit & VOR History. Verification of Rent given in the file.	Verified with 6 Comparable		PUD	10/XX/2022	75.000%	75.000%	Investor	Cash Out	709					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent	$104,565.03			Alternative	QC Complete	10/XX/2022
CL3TRFW3B0A	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 8.640%  Allowed 8.240%  Over by +0.400%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 8.640%  Allowed 8.240%  Over by +0.400%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in loan package.

Not Resolved 10/XX/2022 : Received PCCD instead of Final Closing Disclosure, issue remains same.

Not Resolved 11/XX/2022 : Received PCCD dated 10/XX/2022 instead of Final Closing Disclosure, issue remains same.

Not Resolved 11/XX/2022 : Received PCCD dated 10/XX/2022 instead of Final Closing Disclosure, issue remains same.

															Resolved 11/XX/2022 : Received Final Closing Disclosure and updated, hence condition cleared.			Appraisal provided with 6 comparable		Single Family	10/XX/2022	80.000%	80.000%	Primary	Purchase	665		XX	4.08	$15,196.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.512%	Yes	Alternative	QC Complete	11/XX/2022
QPZMREEOW1A	XX		XX	Tennessee	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) VOM or VOR missing/required - EV R COMMENT: As per loan package missing mortgage statement or supporting documents for these property addresses XX, So provide mortgage statement or supporting document. 11/XX/2022 - This is a DSCR loan - per Guideline we should not need mortgage statement for those property. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX, The Appraiser Has Provided 3 Comparable To Support The Opinion Of The Value		PUD	10/XX/2022	54.146%	54.146%	Investor	Refinance	751					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	10/XX/2022
LNSX4BRNZEL	XX		XX	Florida	Non-QM/Compliant	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Condo Project short on reserves.	Credit Score - FICO is 779 LTV / CLTV- In this loan LTV is 75%	used #5 comparable to support the opinion value of the appraiser		High Rise Condo (>=9 Stories)	10/XX/2022	75.000%	75.000%	Primary	Purchase	779		XX	10.08	$6,343.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.494%	Yes	Alternative	QC Complete	10/XX/2022
UHHPXYOMUCN	XX	XX	Florida	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The amount of proposed Lenders coverage on the Title Commitment is less than the loan amount.  The document reflects coverage in the amount of $XX., however, the Note reflects a loan amount of $XX.

Resolved 11/XX/2022- Received Title commitment with Loan amount of $xx and updated, hence condition was cleared

*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. Property inspection report is present in the loan file (Page no:220)

															10/XX/2022 - Received post disaster inspection report and as per that there was no damage to the property. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Guideline Exception: Exception for no housing restrictions (BRW does not own a primary residence). Living with spouse that is owned free & clear. Approved 0.25 add to rate or 0.75 add to price.	DSCR>1.00 - DSCR is 1.03 High FICO - FICO score is 783 Experienced investor - The borrower is experienced investor. Primary and Investments are both owned and free and clear.	The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		2 Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	783					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
CLOSZFZNMOZ	XX	XX	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   TThis loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 9.615% Allowed 8.240% Over By +1.375%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d)

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. California Financial Code Division Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail : Charged 9.615% Allowed 8.240% Over By +1.375%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Verified through # 6 Comparable		Single Family	10/XX/2022	90.000%	90.000%	Primary	Purchase	755		XX	18.17	$33,557.58	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		27.872%	Yes	Alternative	QC Complete	11/XX/2022
OWY1RTMANXX	XX	XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R
COMMENT:   Property is located in FEMA disaster zone. We have Post disaster inspection present on page#348 with inspection date as 10/XX/2022 which was after the disaster declaration date 09/XX/2022.

11/XX/2022 - Post disaster inspection present. Hence, exception is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Appraisal report reflects HOA fees as $66.00 per year and the final 1003 reflects HOA fees as $66.00 per month.  Please provide supportive document to verify the HOA fees.

															11/XX/2022 - Received 1003 and 1008 and it reflects $5.50 per month i.e., $66.00 per year. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		PUD	10/XX/2022	75.000%	75.000%	Investor	Purchase	767					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
MCF3NBTXXWN	XX	XX	California	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   Maximum allowed CLTV for an investment property purchase transaction with a DSCR score of 0.62 is 70%, subject CLTV is 75%.

10/XX/2022 - Exception approval form received stating "Exception request: 5% LTV exception for 80% LTV and exception to use garage conversion for rental income". Hence, exception is waived.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
COMMENT:   Maximum allowed LTV for an investment property purchase transaction with a DSCR score of 0.62 is 70%, subject LTV is 75%.

																10/XX/2022 - Exception approval form received stating "Exception request: 5% LTV exception for 80% LTV and exception to use garage conversion for rental income". Hence, exception is waived.	Good Fico - 796 qualifying score Good Fico - 796 qualifying score	Appraisal provided with 7 comparable		Single Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	796					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
QGXXSCNUMK4	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	10/XX/2022	48.980%	48.980%	Investor	Purchase	739					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
ZUVLAGF5TP5	XX		XX	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal provided with 3 comparable		PUD	10/XX/2022	80.000%	80.000%	Primary	Purchase	741		XX	32.75	$448,644.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		6.372%	No	Alternative	QC Complete	10/XX/2022
NOBWWFDDWRI	XX		XX	Idaho	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	10/XX/2022	63.063%	63.063%	Investor	Purchase	804					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
4ZKSJT2RJIO	XX		XX	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 7 Comparable		Single Family	10/XX/2022	74.082%	74.082%	Investor	Purchase	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	10/XX/2022
HUAMCB54BS5	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R COMMENT: Property is located in FEMA disaster zone. Provide a proof stating that property is not impacted by the recent disaster per the FEMA declaration. 10/XX/2022 - Received post disaster inspection report and as pre that there was no damage to the property. Hence, exception is resolved.			Verified Through 6 Comparable		3 Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	770					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			Yes	Alternative	QC Complete	10/XX/2022
BU2Z1FEPXT3	XX		XX	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal provided with 5 comparable		Single Family	10/XX/2022	70.000%	70.000%	Primary	Cash Out	657	10	XX	15.42	$4,749.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$182,654.10	48.818%		Full Documentation	QC Complete	10/XX/2022
1Y5W3HZBJYR	XX		XX	California	Not Covered/Exempt	3	2	2	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Hazard insurance coverage $XX is less than loan amount $XX. Appraisal shows the total estimate of cost-new is $XX. 10/XX/2022 - Replacement cost estimator received for $181,056.56 which is less than dwelling coverage. Hence, exception is resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present in file with exception for No Housing History-** APPROVED BY XX ** 0.25% ADD TO RATE..	FICO 758 EXPERIENCE INVESTOR LTV 80% RVS190K AFTER THIS PURCHASE LIVING WITH MOTHER IN EXCHANGE FOR TAKING CARE OF HER	Appraisal provided with 8 comparable		2 Family	10/XX/2022	80.000%	80.000%	Investor	Purchase	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
4RC1ZXKL3SV	XX		XX	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Please provide a bank statement of september 2022 for XX to qualify the borrower income. Resolved: Bank statement received - 10/31			The Appraisal Has Been Marked As Is On 9/XX/2022 With The Value $XX The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	10/XX/2022	56.527%	56.527%	Primary	Purchase	758		XX	13.25	$9,467.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.372%	Yes	Alternative	QC Complete	11/XX/2022
4F0PY4B4WER	XX		XX	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						used #5 comparable to support the opinion value of appraiser		PUD	10/XX/2022	60.000%	60.000%	Primary	Purchase	668		XX	12.75	$7,135.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.825%	Yes	Full Documentation	QC Complete	10/XX/2022
2MSYJS0EBNL	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 5 Comparable		Single Family	10/XX/2022	42.654%	42.654%	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$429,487.52			Alternative	QC Complete	10/XX/2022
CORONTJNAGF	XX		XX	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal provided with 6 comparable		Single Family	10/XX/2022	55.932%	55.932%	Primary	Purchase	799		XX	14.83	$16,214.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.254%	No	Alternative	QC Complete	10/XX/2022
5R4QBQIRLB3	XX		XX	Texas	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: As loan program is DSCR Plus required minimum DSCR 1.25, However audited DSCR is 0.91 which is unacceptable. 10/XX/2022 - As loan program was closed under standard DSCR program. As per the requirement 70% LTV is needed and FICO should be 740+ and LTV on the loan is 70% and FICO is 760. which is acceptable. Hence, exception is resolved.			Appraisal provided with 6 comparable		PUD	10/XX/2022	70.000%	70.000%	Investor	Cash Out	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$292,328.78			Alternative	QC Complete	11/XX/2022
4TKEE3KEBGG	XX		XX	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Comparable are 7		PUD	10/XX/2022	65.000%	65.000%	Primary	Cash Out	699	17	XX	16.08	$8,459.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$72,650.18	45.797%		Alternative	QC Complete	11/XX/2022
HKSEZ0HMF41	XX		XX	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Closing_Disclosure violations - EV R COMMENT: As per final CD closing date 10/XX/2022 and borrower signed on 10/XX/2022 disbursement date is 10/XX/2022 ,disbursement date is before the borrower sign date we need correct disbursement date on or after borrower sign date. Resolved 11/XX/2022 : Received PCCD dated 11/XX/2022 with funding date of 10/XX/2022 and updated, hence condition cleared. *** (CURED) Missing Appraisal - EV R COMMENT: Provide appraisal report as it is missing in loan file. Resolved 11/XX/2022 - Received appraisal report and updated, hence condition was cleared			Verified through # 8 Comparable		PUD	10/XX/2022	76.620%	76.620%	Primary	Purchase	753		XX	10.08	$86,107.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.165%	No	Alternative	QC Complete	10/XX/2022
FCFHC4REWIE	XX	XX	Georgia	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 9.862% Allowed  8.240% Over by  +1.622%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception approval form is present for a 5% LTV exception from 80% to 85%.	Credit Score - Credit Score As per guidelines minimum 660+ but the borrowers score is 745 Low DTI Ratio DTI ratio is 44.68% against the guideline requirement of 50%. Reserves - Reserves As per guidelines 6 months reserves are required and borrower has 21 months of surplus reserves.	used #5 comparable to support the opinion value of appraiser		2 Family	11/XX/2022	85.000%	85.000%	Primary	Refinance	745	1	XX	3.58	$23,747.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.678%		Alternative	QC Complete	11/XX/2022
U4O0MMOGRUJ	XX		XX	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 Comparable		Single Family	10/XX/2022	68.093%	68.093%	Investor	Cash Out	729		XX	22.83	$30,312.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$164,301.29	19.483%		Alternative	QC Complete	10/XX/2022
LC14KOX2IW0	XX		XX	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R COMMENT: Home Loan Toolkit is missing in the loan package. Resolved 11/XX/2022 : Received Home Loan Toolkit and updated, hence condition cleared.			The Appraisal Has Been Marked As Is On 10/XX/2022 With The Value $XX, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Low Rise Condo (1-4 Stories)	10/XX/2022	80.000%	80.000%	Primary	Purchase	743		XX	4.08	$28,641.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.745%	No	Alternative	QC Complete	10/XX/2022
ZQV4145RFX0	XX	XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail : Charged 8.308% Allowed 8.290% Over by +0.018%

*** (CURED) Hazard Insurance - EV R
COMMENT:   Property is condominium, however Hazard Master Policy is Missing in the loan file.

10/XX/2022 - Not resolved - Master policy received but it does not says about walls in and alls in. Moreover, please provide HO6 policy with dwelling coverage amount.

															Resolved 11/XX/2022 - Received Hazard insurance and updated, hence condition was cleared			Verified with 6 Comparable .		Low Rise Condo (1-4 Stories)	10/XX/2022	80.000%	80.000%	Primary	Purchase	781		XX	5.17	$6,727.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.929%	Yes	Alternative	QC Complete	11/XX/2022
XNCUHKB0PAE	XX		XX	California	Not Covered/Exempt	3	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: EXCEPTION REQUEST: *BORROWER TO SIGN LOE IN FILE REGARDING NSFS **EXCEPTION REQUIRED (SEE CONVERSATION LOG FOR UW COMMENTS ON THIS SUBJECT).	LOW DTI : As per lender guideline Maximum DTI is 50% and calculated DTI is 32.569% GOOD FICO: Minimum FICO required 660 and FICO is 717 in this loan. ASSET: bank statement required for 1-2 month in this loan 24 Month Bank statement available.	Comparable are 6		Single Family	10/XX/2022	80.000%	80.000%	Investor	Purchase	717		XX	10.92	$25,978.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.570%	No	Alternative	QC Complete	11/XX/2022
Q3Y3XMY35MQ	XX		XX	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No				*** (WAIVED) Cash reserves less than required by guidelines - EV W COMMENT: We have verified asset of $123,181.23 and cash from borrower is $78,148.40. After closing value is $45,032.83 ($123,181.23 -$78,148.40). As per lender guideline 6 months reserve required which is $57,744.42 and therefore the assets are falling short by $12,711.59 ($57,744.42 - $45,032.83). Provide additional asset to fulfill reserve requirement. 11/XX/2022 - Exception approval form received stating less than 6 months reserves is acceptable. Hence, exception is waived.	54% LTV, 22 months paid as agreed mortgage history.	Appraisal Verify Through 3 Comparable		Single Family	10/XX/2022	54.143%	54.143%	Primary	Refinance	661	1.83	XX	2.41	$129,963.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.366%		Alternative	QC Complete	11/XX/2022
0PCM0ZL5HIF	XX	XX	Oregon	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
															Higher-Priced Mortgage Loan Test Fail: Charged 8.112% Allowed 7.880% Over by +0.232%.			The Appraisal Has Been Marked As-Is On 9/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	60.000%	60.000%	Primary	Cash Out	603	6	XX	3	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$79,529.27	42.917%		Alternative	QC Complete	11/XX/2022
IPTW1QJEH44	XX		XX	California	Non-QM/Compliant	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Counter offer from Primary residence to 2nd Home. As per Guideline Maximum LTV 80%. Exceptional approval given 5% LTV exception to go from 80% to 85% on 2nd home.(Majority of income/ assets is from Non-Occupant Co-borrower).	Low DTI Ratio Excellent Credit History	Verified with 5 Comparable		Low Rise Condo (1-4 Stories)	08/XX/2022	85.000%	85.000%	Secondary	Purchase	682		XX	7.42	$260,771.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.684%	No	Alternative	QC Complete	09/XX/2022
GQPFSR52VI0	XX		XX	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	85.000%	85.000%	Investor	Purchase	707		XX	18	$177,017.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.103%	No	Alternative	QC Complete	09/XX/2022
P1GBJQK5UGA	XX		XX	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 5 comparable		Single Family	10/XX/2022	85.000%	85.000%	Investor	Purchase	707			18	$178,802.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.156%	No	Alternative	QC Complete	10/XX/2022
LS5GZRDMJ23	XX		XX	California	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 10/XX/2022 With The Value $XX The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	10/XX/2022	61.385%	61.385%	Primary	Purchase	782		XX	7.16	$16,197.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.983%	Yes	Alternative	QC Complete	10/XX/2022
3Z2NVTANJ32	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value.		PUD	09/XX/2022	59.308%	59.308%	Investor	Purchase	729					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
E5M0U2AKZB0	XX		XX	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Through 5 Comparable		Low Rise Condo (1-4 Stories)	10/XX/2022	70.000%	70.000%	Secondary	Purchase	724		XX	13.08	$14,265.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.801%	No	Full Documentation	QC Complete	10/XX/2022
TFU1BHRJQGB	XX		XX	Florida	Not Covered/Exempt	2	1	1	1	1	No	No			*** (CURED) Subject property is located in a FEMA designated disaster area (recent). - EV R COMMENT: Property is located in FEMA disaster zone. We have Post disaster inspection present on page#348 with inspection date as 10/XX/2022 which was after the disaster declaration date 09/XX/2022. 11/XX/2022 - Post disaster inspection present. Hence, exception is resolved.			Verified with 6 Comparable		PUD	10/XX/2022	75.000%	75.000%	Investor	Purchase	752					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/XX/2022
BK0NPG2QRSU	XX	XX	California	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU scores are missing we need additional valuation.

09/XX/2022 - Proteck Desk Review received. Hence, exception is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Provide additional asset amount as asset amount is not sufficient to cover reserve requirement.

After Closing = Total verified Asset   - Cash From Borrower ($233,453.39 - $209,941.08) = $23,512.31, however as per lender guideline minimum 5 months reserve required (5X$6,648.84 = $33244.20).

Asset is shortage for $33244.20 - $23,512.31 = $9,731.89

															9/XX/2022: Received a copy of the final settlement statement (which is stamped certified by the settlement agent) which verifies only $166,000 was needed in funds to close. Total amount of reserves after closing is $67,453.39, which is sufficient reserves per guidelines. Exception resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception for 6% seller concessions , as per guidelines max allowed 2%,Exception approval present in the loan file.	DSCR Ratio - DSCR Ratio	used #6 comparable to support the opinion value of appraiser. 1004D present in the package page#335		4 Family	09/XX/2022	80.000%	80.000%	Investor	Purchase	772					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	09/XX/2022
YRKAXX4NQW0	XX	XX	California	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.948% Allowed 6.560% Over by +1.388%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail : Charged 7.948% Allowed 6.560% Over by +1.388%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Missing Required State Disclosures - EV R
COMMENT:   Settlement Statement Provider list is missing in the loan package.

															Resolved 09/XX/2022 : Received Settlement Statement Provider list document and updated, hence condition cleared.	*** (WAIVED) DTI > 50% - EV W COMMENT: Exception approval available in the file except with DTI to 55%- approved by NC .5 To price.	31% LTV. paying off all debt and saving 600+ per month, clean MTG history Borrower is S/E and conducts business on subject property as a XXX	The Appraisal Has Been Marked As Is On 8/XX/2022 With The Value $XX, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	08/XX/2022	30.945%	30.945%	Primary	Cash Out	654	40.58	XX	50.58	$2,898.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$55,014.00	54.290%		Alternative	QC Complete	11/XX/2022
W5XFSHA1R3E	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On 8/XX/2022 With The Value $XX The Appraise Has Provided 9 ComparablesTo Support The Opinion Of The Value.		Single Family	09/XX/2022	85.000%	85.000%	Investor	Purchase	759		XX	5.08	$37,724.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		19.655%	No	Alternative	QC Complete	09/XX/2022
SC0AGMFNMGH	XX		XX	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 Comparable		PUD	08/XX/2022	62.088%	62.088%	Investor	Purchase	800					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
0NS3DQZZLU1	XX	XX	Texas	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Missing Final 1003_Application - EV R
COMMENT:   Final 1003 application does not reflect the correct loan terms.  The final 1003 reflects the interest rate of 8.625% and the monthly P&I of $2654.21, however the Note reflects the interest rate of 8.75% with the monthly P&I of $2684.62.

10/XX/2022 - Final 1003 received with correct interest rate of 8.75% with the monthly P&I of $2684.62. Hence, exception is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Subject property Tax info sheet document is not available in the package.

															10/XX/2022 - Subject property tax certificate received. Hence, exception is resolved.			Value supported by 5 comparable		PUD	09/XX/2022	75.000%	75.000%	Investor	Purchase	800					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
PVPJ2JYZQGN	XX		XX	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: FIRST TIME HOMEBUYER & INVESTOR As per the lender guidelines first time home buyer is not eligible for Investment property however we have exception approval in the package.	DSCR RATIO >1.00. HIGH FICO. 12+ MONTHS RESERVES IN EXCESS FROM DOWNPAYMENT. CLEAN VOR HISTORY Credit Score - FICO required 620 and FICO is 761 Reserve: Reserve required 3 months and present 12+ months reserves. DSCR Ratio - DSCR Ratio required 1 and actual is 1.03	Verified Through 6 Comparable		Single Family	10/XX/2022	75.000%	75.000%	Investor	Purchase	761					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			Yes	Alternative	QC Complete	11/XX/2022
W2MI0BN0LDP	XX		XX	California	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Increase LTV to 75% W/ 678 FICO and Loan MOD/Deferral 1YR AGO	DSCR RATIO 1%, 3 MONTHS OWN FUNDS FOR RESERVES, STRONG CREDIT DEPTH N/A	Comparable are 5		PUD	09/XX/2022	75.000%	75.000%	Investor	Cash Out	678					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$72,307.69			Alternative	QC Complete	10/XX/2022
MT33CBIYVPU	XX		XX	Tennessee	Not Covered/Exempt	2	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: As per Mortgage, 1008, and Final 1003 document property is PUD , However received Appraisal form as is 1073(Condominium). 11/XX/2022 - Mortgage document received with condo rider which matches with appraisal. Hence, exception is resolved.			Appraisal Verify Through 6 Comparable.		Low Rise Condo (1-4 Stories)	09/XX/2022	55.263%	55.263%	Investor	Purchase	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022
UHODZJYCG5C	XX		XX	Florida	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Exception for using POA on cash out	Using POA due to medical needs Please see uploaded email in doc type power of attorney for legal DEPT approval	Comparable sale#5		PUD	09/XX/2022	65.000%	65.000%	Investor	Cash Out	661					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$231,319.79			Alternative	QC Complete	09/XX/2022
GZJSEV5555F	XX		XX	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 6 comparable		PUD	09/XX/2022	47.880%	47.880%	Investor	Purchase	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/XX/2022